Capital Structure (Tables)	12 Months Ended
Dec. 31, 2021
Capital Structure [Abstract]
Outstanding Warrants
As of December 31, 2021, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class B	415,845
Class D	273,046
Class E	8,632,713
Representative Warrants	123,406
Total	9,445,010